INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
INCOME TAXES
Schedule of effective income tax rate for continuing operations

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Effective income tax rate for continuing operations	(20.6)%	(8.2)%	9.7%	(6.9)%

	Year Ended December 31,
	2018		2017
(in thousands)	Amount	Percent	Amount	Percent
Tax expense (benefit) computed at the maximum U.S. statutory rate	$(3,820)	21.0%	$(12,735)	35.0%
Difference resulting from state income taxes, net of federal income tax benefits	(483)	2.7%	(772)	2.1%
Foreign tax rate differences	—	—%	138	(0.4)%
Deferred tax impacts of the Tax Act	—	—%	(5,430)	14.9%
Non-deductible business disposition costs	—	—%	4,266	(11.7)%
Non-deductible expenses, other	136	(0.7)%	236	(0.6)%
Transition tax from Tax Act inclusion	—	—%	2,587	(7.1)%
Change in net operating loss carryforward	(581)	3.2%	889	(2.4)%
Change in valuation allowance	(2,136)	11.7%	7,165	(19.7)%
Change in accrual for uncertain tax positions	—	—%	(31)	0.1%
Change in foreign tax credits	1,811	(10.0)%	(74)	0.2%
Stock-based compensation (ASU 2016-09)	—	—%	(2,588)	7.1%
Other, net	673	(3.7)%	(18)	—%
Total tax expense (benefit)	$(4,400)	24.2%	$(6,367)	17.5%